UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07108

                   ALLIANCE WORLD DOLLAR GOVERNMENT FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE WORLD DOLLAR GOVERNMENT FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005
                                                        Principal
                                                         Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------

SOVEREIGN DEBT OBLIGATIONS--82.2%
Argentina--5.5%
Republic of Argentina
   3.01%, 8/03/12 FRN                                     $4,545     $ 4,056,507
   8.28%, 12/31/33                                         2,968       2,868,833
                                                                     -----------
                                                                       6,925,340
                                                                     -----------
Brazil--12.7%
Federal Republic of Brazil
   9.25%, 10/22/10                                           410         451,410
   10.50%, 7/14/14                                         1,364       1,582,922
   11.00%, 8/17/40(a)                                      4,540       5,334,500
   12.00%, 4/15/10                                         1,025       1,232,563
   12.75%, 1/15/20                                         2,994       3,967,050
   14.50%, 10/15/09                                          355         457,063
   C - Bonds
   8.00%, 4/15/14                                            874         886,007
   DCB FRN
   Series L
   4.313%, 4/15/12                                         2,078       2,011,060
                                                                     -----------
                                                                      15,922,575
                                                                     -----------
Bulgaria--0.4%
Republic of Bulgaria
   8.25%, 1/15/15(b)                                         425         527,000
                                                                     -----------
Colombia--1.3%
Republic of Colombia
   10.75%, 1/15/13                                           376         448,944
   11.75%, 2/25/20                                           905       1,169,712
                                                                     -----------
                                                                       1,618,656
                                                                     -----------
Dominican Republic--1.2%
Dominican Republic
   9.50%, 9/27/11(b)                                       1,390       1,501,242
                                                                     -----------
Ecuador--0.6%
Republic of Ecuador
   8.00%, 8/15/30(b)(c)                                      868         745,612
                                                                     -----------
El Salvador--1.2%
Republic of El Salvador
   7.625%, 9/21/34(b)                                        352         394,240
   7.65%, 6/15/35(b)                                         593         598,930
   8.50%, 7/25/11(b)                                         425         486,413
                                                                     -----------
                                                                       1,479,583
                                                                     -----------
Indonesia--1.0%
Republic of Indonesia
   6.75%, 3/10/14(b)                                       1,150       1,141,375
   7.25%, 4/20/15(b)                                         100         100,900
                                                                     -----------
                                                                       1,242,275
                                                                     -----------

                                                        Principal
                                                         Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------

Jamaica--1.0%
Government of Jamaica
   9.00%, 6/02/15                                         $  516     $   522,450
   10.625%, 6/20/17                                          627         684,371
   12.75%, 9/01/07(b)                                         70          81,760
                                                                     -----------
                                                                       1,288,581
                                                                     -----------
Lebanon--0.7%
Lebanese Republic
   7.875%, 5/20/11(b)                                        330         334,950
   10.125%, 8/06/08(b)                                       330         355,575
   11.625%, 5/11/16(b)                                       148         173,900
                                                                     -----------
                                                                         864,425
                                                                     -----------
Malaysia--0.5%
Malaysia
   7.50%, 7/15/11                                            550         626,784
                                                                     -----------
Mexico--16.6%
United Mexican States
   7.50%, 1/14/12                                          1,075       1,200,775
   8.125%, 12/30/19                                        5,600       6,764,800
   11.375%, 9/15/16                                        1,607       2,350,237
   Series A
   6.375%, 1/16/13                                           555         586,635
   8.00%, 9/24/22                                          5,632       6,772,480
   9.875%, 2/01/10                                         2,687       3,210,965
                                                                     -----------
                                                                      20,885,892
                                                                     -----------
Morocco--0.4%
Kingdom of Morocco Loan Participation FRN
   Series A
   3.803%, 1/01/09                                           555         549,075
                                                                     -----------
Nigeria--0.8%
Central Bank of Nigeria
   6.25%, 11/15/20(c)                                      1,000         997,500
                                                                     -----------
Panama--2.9%
Republic of Panama
   8.875%, 9/30/27                                           948       1,137,600
   9.375%, 7/23/12-4/01/29                                   722         888,228
   9.625%, 2/08/11                                           625         746,875
   10.75%, 5/15/20                                           605         820,683
                                                                     -----------
                                                                       3,593,386
                                                                     -----------
Peru--3.9%
Republic of Peru
   7.35%, 7/21/25                                            592         588,152
   8.375%, 5/03/16                                           680         771,800
   8.75%, 11/21/33                                         1,857       2,101,195
   9.125%, 2/21/12                                           545         643,100
   9.875%, 2/06/15                                           672         833,280
                                                                     -----------
                                                                       4,937,527
                                                                     -----------

                                                        Principal
                                                         Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------

Philippines--4.6%
Republic of Philippines
   8.875 3/17/15                                          $2,535    $  2,630,063
   9.00%, 2/15/13                                            725         758,712
   9.50%, 2/02/30                                            539         543,366
   9.875%, 1/15/19                                         1,025       1,101,875
   10.625%, 3/16/25                                          626         691,730
                                                                    ------------
                                                                       5,725,746
                                                                    ------------
Russia--13.7%
Russian Federation
   5.00%, 3/31/30(b)(c)                                    8,304       9,209,136
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08                                          3,285       3,100,383
   Series VII
   3.00%, 5/14/11                                          5,650       4,943,750
                                                                    ------------
                                                                      17,253,269
                                                                    ------------
Turkey--4.7%
Republic of Turkey
   7.375%, 2/05/25                                           597         583,209
   11.00%, 1/14/13                                         1,590       2,007,375
   11.50%, 1/23/12                                         1,112       1,413,908
   11.75%, 6/15/10                                           680         842,520
   11.875%, 1/15/30                                          717       1,019,216
                                                                    ------------
                                                                       5,866,228
                                                                    ------------
Ukraine--2.7%
Government of Ukraine
   6.875%, 3/04/11(b)                                      1,000       1,047,500
   7.65%, 6/11/13(b)                                       1,114       1,225,400
   11.00%, 3/15/07(b)                                      1,036       1,090,439
                                                                    ------------
                                                                       3,363,339
                                                                    ------------
Uruguay--1.2%
Republic of Uruguay
   7.50%, 3/15/15                                            124         122,140
   7.875%, 1/15/33(d)                                      1,453       1,336,545
   9.25%, 5/17/17                                            100         106,250
                                                                    ------------
                                                                       1,564,935
                                                                    ------------
Venezuela--4.6%
Republic of Venezuela
   4.64%, 4/20/11 FRN                                        440         407,000
   5.375%, 8/07/10                                           830         778,125
   8.50%, 10/08/14                                           125         129,687
   9.25%, 9/15/27                                          4,330       4,514,025
                                                                    ------------
                                                                       5,828,837
                                                                    ------------
Total Sovereign Debt Obligations
   (cost $92,619,741)                                                103,307,807
                                                                    ------------

                                                      Contracts (e)
                                                        Shares or
                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
PUT OPTION PURCHASED-0.0%
Ecuador-0.0%
Republic of Ecuador
   8.00%, 8/15/30
   expiring Sept '05 @ 78.45
   (cost $3,500)                                          280,000   $        840
                                                                    ------------
WARRANTS(f)--0.0%
Central Bank of Nigeria
   Warrants, expiring 11/15/20                              1,250         27,500
Republic of Venezuela
   Warrants, expiring 4/15/20                              20,599              0
                                                                    ------------
Total Warrants
   (cost $0)                                                              27,500
                                                                    ------------
SHORT-TERM INVESTMENTS--13.5%
Time Deposits--13.5%
Bank of New York
   2.25%, 8/01/05                                        $  2,423      2,423,000
Societe Generale
   3.30%, 8/01/05                                          14,500     14,500,000
                                                                    ------------
   (cost $16,923,000)                                                 16,923,000
                                                                    ------------
Total Investments--95.7%
   (cost $109,546,241)                                               120,259,147
Other assets less liabilities--4.3%                                    5,449,854
                                                                    ------------
Net Assets--100%                                                    $125,709,001
                                                                    ------------

CALL OPTIONS WRITTEN

                                              Exercise   Expiration
Description                   Contracts (e)     Price      Month      U.S. $ Value
---------------------------   -------------   --------   ----------   ------------
Federal Republic of Brazil
11.00%, 8/17/40                   612,000      $118.00     Aug '05      $(6,977)
11.00%, 8/17/40                   625,000       119.90     Aug '05          -0-
                                                                        -------
(premiums received $13,227)                                             $(6,977)
                                                                        -------

CREDIT DEFAULT SWAP CONTRACTS

                                 Notional                              Unrealized
Swap Counterparty &               Amount    Interest   Termination   Appreciation /
Referenced Obligation             (000's)     Rate         Date      (Depreciation)
------------------------------   --------   --------   -----------   --------------
Buy Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                    1,230      4.14%      4/20/10        $(65,817)
Citigroup Global Markets, Inc.
Republic of Colombia
8.375%, 2/15/27                      550      3.02       1/20/10         (14,359)
Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                       350      0.50       11/26/13         (5,527)
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                     520      5.60       3/20/14         (22,991)
Deutsche Bank Alex Brown
Federal Republic of Brazil
12.25%, 3/06/30                    1,230      4.02       10/20/10        (57,666)

Sale Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                    1,300      6.35       8/20/05          42,348
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                      900      4.40       5/20/06          36,560
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                    2,583      1.98       4/20/07          51,583
Citigroup Global Markets, Inc.
Republic of Colombia
8.375%, 2/15/27                    1,150      1.13       1/20/07           7,908
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                     520      4.95       3/20/09          29,294
CS First Boston
Federal Republic of Brazil
12.25%, 3/06/30                      775      6.90       6/20/07          85,289
Deutsche Bank Alex Brown
Federal Republic of Brazil
12.25%, 3/06/30                    2,583      1.90       4/20/07          42,375
Morgan Stanley
Federal Republic of Brazil
10.125%, 5/15/27                     800     17.75       2/13/08         367,781
Morgan Stanley
Federal Republic of Brazil
12.25%, 3/06/30                      680      3.80       8/20/06          33,652

INTEREST RATE SWAP CONTRACT

                                                  Rate Type
                                           ----------------------
                                           Payments    Payments
    Swap         Notional    Termination    made by   received by    Unrealized
Counterparty      Amount         Date      the Fund    the Fund     Depreciation
------------     ---------   -----------   --------   -----------   ------------
   Morgan
  Guaranty       4,463,500     1/01/09      LIBOR+      6.8526%      $(965,747)

+ LIBOR (London Interbank Offered Rate)

(a) Position, or portion has been segregated by the Fund for the written call options outstanding at July 31, 2005. The value of this security amounted to $1,453,475 at July 31, 2005.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31,2005, the aggregate market value of these securities amounted to $19,014,372 or 15.1% of net assets.

(c) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2005.

(d)  Pay - In - Kind Payment (PIK).

(e)  One contract relates to principal amount of $1.00.

(f)  Non-income producing security.

     Glossary of Terms:
     DCB - Debt Conversion Bonds
     FRN - Floating Rate Note
     IRB - Interest Rate Reduction Bond
     VRN - Variable Rate Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance World Dollar Government Fund, Inc.


By: /s/ Marc O. Mayer
    -----------------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -----------------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005


By: /s/ Mark D. Gersten
    -----------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: September 23, 2005